STOCKHOLDERS' EQUITY - Outstanding Common Stock Warrants (Details 1) (Warrants, USD $)	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 980,720
Outstanding common stock warrants total exercise price	1,874,620
Outstanding common stock warrants weighted average exercise price	1.91
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009-12
Outstanding common stock warrants expiration date	2014-12
Strike price of common stock warrant	$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260
Outstanding common stock warrants total exercise price	500,000
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009-12
Outstanding common stock warrants expiration date	2014-12
Strike price of common stock warrant	$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260
Outstanding common stock warrants total exercise price	600,000
Placement Agent Preferred Stock Class D
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2012-12
Outstanding common stock warrants expiration date	2017-12
Strike price of common stock warrant	$ 1.10
Outstanding common stock warrants, total warrants outstanding and exercisable	704,200
Outstanding common stock warrants total exercise price	$ 774,620